Commitments and Off-balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Commitments And Off Balance Sheet Items [Table Text Block]

Commitments and contingent liabilities are summarized as follows, at December 31:

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to Fund Loans:
Consumer Lines	$6,013	$137,668	$3,498	$126,807
Commercial Operating Lines	13,444	187,829	5,341	179,790
Residential Mortgages	33,004	676	30,459	489
Total Commitments to Fund Loans	$52,461	$326,173	$39,298	$307,086

Commitments to Sell Loans	$52,511	$—	$55,098	$—

Standby Letters of Credit	$1,408	$4,279	$850	$4,559